Note 5 - Capital Leased Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt and Capital Leases Disclosures [Text Block]
Note
5
. Capital Leased Assets

In
November 2003,
Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten
(
10
) years with
four
(
4
) consecutive
ten
(
10
) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay
$15,000
in annual rent and make leasehold improvements of
$150,000
per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of
$150,000
will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements al ready made, Avalon expects to exercise all its remaining renewal options.

During
2017
and
2016
, the golf and related operations entered into leases for a vehicle and golf course maintenance equipment that were determined to be capital leases. The amounts capitalized in the Consolidated Balance Sheets under the caption “Leased property under capital leases, net” relating to these assets were approximately
$0.8
million and
$0.3
million at
December 31, 2017
and
2016,
respectively.

In addition
, during
2017,
the captive landfill operations entered into a lease for a piece of equipment that was determined to be a capital lease. The amount capitalized in the Consolidated Balance Sheets under the caption “Leased property under capital leases, net” relating to this asset was approximately
$0.1
million at
December 31, 2017.

Leased property under capital leases at
December 31, 2017
and
2016
consists of the following (in thousands):

	2017	2016
Leased property under capital leases	$11,361	$10,783
Less accumulated amortization	(5,001)	(4,748)
Leased property under capital leases, net	$6,360	$6,035